Risks and Financial Instruments - Contractual undiscounted cash outflows (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of risks and financial instruments [line items]
Leases payable	R$ 1,833,288	R$ 1,588,673	R$ 46,066
Total [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	20,131,159
Currency and interest rate hedging instruments	472,647
Trade payables	4,040,652
Leases payable	2,734,384
Less than 1 year [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	3,620,550
Currency and interest rate hedging instruments	133,092
Trade payables	4,040,652
Leases payable	396,010
Between 1 and 3 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	6,716,208
Currency and interest rate hedging instruments	88,918
Trade payables
Leases payable	668,089
Between 3 and 5 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	1,695,276
Currency and interest rate hedging instruments	106,885
Trade payables
Leases payable	541,004
More than 5 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	8,099,125
Currency and interest rate hedging instruments	143,752
Trade payables
Leases payable	R$ 1,129,281